S000077137 [Member] Average Annual Total Returns	12 Months Ended	27 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	24.79%	[1]
Performance Inception Date		Sep. 29, 2022
S&P BDC Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.61%	25.52%	[1]
Performance Inception Date		Sep. 29, 2022
-
Prospectus [Line Items]
Average Annual Return, Percent	19.33%	27.58%	[1]
Performance Inception Date		Sep. 29, 2022
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.88%	22.39%	[1]
Performance Inception Date		Sep. 29, 2022
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.31%	19.10%	[1]
Performance Inception Date		Sep. 29, 2022

[1]	Since inception September 29, 2022.